Commitments and Contingencies - Schedule of Future Minimum Lease and Royalty Payments (Details) $ in Thousands	Mar. 31, 2019 CAD ($)
Disclosure Of Commitments And Contingencies [Abstract]
2020	$ 468,843
2021	28,448
2022	18,488
2023	18,023
2024	16,977
Thereafter	134,021
Total principal repayments on long-term debt	$ 684,800